Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Environmental Expenses [Line Items]
Disbursements Amount	$ 10,963,845	$ 19,493,202	$ 14,046,722
Capitalized amounts	872,188	11,494,874	5,768,806
Expenses amount	10,091,657	7,998,327	8,313,182
Future disbursement amount	6,440,978	1,357,628	3,966,677
Total Disbursements	17,404,823	20,850,830	18,013,399
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		15,030,019
Pehuenche [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	29,164	18,513	13,128
Expenses amount	29,164	18,513	13,128
Future disbursement amount	5,405	13,128	19,298
Total Disbursements	34,569	31,641	32,426
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		31,641
Pehuenche [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	3,105	4,467	3,528
Expenses amount	3,105	4,467	3,528
Future disbursement amount	19,298	3,528	5,334
Total Disbursements	22,403	7,995	8,862
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		7,995
Pehuenche [Member] | Vegetation Control In at Networks [Member]
Environmental Expenses [Line Items]
Disbursements Amount			305,701
Expenses amount			305,701
Total Disbursements			305,701
Pehuenche [Member] | Vegetation Control In at Networks One [Member]
Environmental Expenses [Line Items]
Disbursements Amount			303,873
Expenses amount			303,873
Total Disbursements			303,873
Pehuenche [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount			3,296,066
Expenses amount			3,296,066
Total Disbursements			3,296,066
Pehuenche [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount			91,353
Capitalized amounts			91,353
Total Disbursements			91,353
Pehuenche [Member] | Pehuenche Central [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount		714	4,235
Expenses amount		714	4,235
Future disbursement amount		4,235	6,180
Total Disbursements		4,949	10,415
Pehuenche [Member] | Pehuenche Central [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursements Amount	25,144	27,253	4,993
Expenses amount	25,144	27,253	4,993
Future disbursement amount	24,720	4,993	24,720
Total Disbursements	49,864	32,246	29,713
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		32,246
Enel Distribucion Chile S.A. [Member] | Vegetation Control In at Networks [Member]
Environmental Expenses [Line Items]
Disbursements Amount	525,809	251,298
Expenses amount	525,809	251,298
Total Disbursements	525,809	251,298
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		344,571
Enel Distribucion Chile S.A. [Member] | Vegetation Control In at Networks One [Member]
Environmental Expenses [Line Items]
Disbursements Amount		344,571
Expenses amount		344,571
Total Disbursements		344,571
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount	2,383,970	3,136,872
Expenses amount	2,383,970	3,136,872
Total Disbursements	2,383,970	3,136,872
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		3,136,872
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Disbursements Amount	139,820	481,556
Capitalized amounts		481,556
Expenses amount	139,820
Total Disbursements	139,820	481,556
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		481,556
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Disbursements Amount		192,924	340,704
Expenses amount		192,924	340,704
Total Disbursements		192,924	340,704
Enel Distribucion Chile S.A. [Member] | Management Respel [Member]
Environmental Expenses [Line Items]
Disbursements Amount			19,122
Expenses amount			19,122
Total Disbursements			19,122
Enel Distribucion Chile S.A. [Member] | SEC Standardization Project [Member]
Environmental Expenses [Line Items]
Disbursements Amount	2,932,689	4,403,751	1,774,155
Capitalized amounts		4,403,751	1,774,155
Expenses amount	2,932,689
Total Disbursements	2,932,689	4,403,751	1,774,155
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		4,403,751
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount		2,875	1,374
Expenses amount		2,875	1,374
Total Disbursements		2,875	1,374
Enel Distribucion Chile S.A. [Member] | Environmental Expenses CC. CC [Member]
Environmental Expenses [Line Items]
Disbursements Amount			595,987
Capitalized amounts			95,976
Expenses amount			500,011
Future disbursement amount			599,144
Total Disbursements			1,195,131
Enel Distribucion Chile S.A. [Member] | REPLACING TRIFAS TRANSFORMERS BETTER QUALITY [Member]
Environmental Expenses [Line Items]
Disbursements Amount		5,330,561	3,649,294
Capitalized amounts		5,330,561	3,649,294
Total Disbursements		5,330,561	3,649,294
Enel Distribucion Chile S.A. [Member] | SILICA GEL REPLACEMENT IN POWER TRANSFORMERS [Member]
Environmental Expenses [Line Items]
Disbursements Amount		5,838
Expenses amount		5,838
Total Disbursements		5,838
Enel Distribucion Chile S.A. [Member] | OIL ANALYSIS AT TD OF POWER (OPEX) [Member]
Environmental Expenses [Line Items]
Disbursements Amount		32,364	32,096
Expenses amount		32,364	32,096
Total Disbursements		32,364	32,096
Enel Generacin Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount			84,113
Expenses amount			84,113
Future disbursement amount			148,447
Total Disbursements			232,560
Enel Generacin Chile S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Expenses amount			35,266
Future disbursement amount			44,588
Total Disbursements			44,588
Enel Generacin Chile S.A. [Member] | Rent Or Vehicle Expenses [Member]
Environmental Expenses [Line Items]
Disbursements Amount			51,716
Expenses amount			51,716
Future disbursement amount			66,741
Total Disbursements			118,457
Enel Generacin Chile S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount			46,957
Expenses amount			46,957
Future disbursement amount			104,448
Total Disbursements			151,405
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC. CC [Member]
Environmental Expenses [Line Items]
Disbursements Amount	1,611,874	2,245,304
Capitalized amounts	689,327	833,395
Expenses amount	922,547	1,411,908
Future disbursement amount	632,635	450,786
Total Disbursements	2,244,509	2,696,090
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		2,696,089
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.IT [Member]
Environmental Expenses [Line Items]
Disbursements Amount	1,231,175	1,255,958	2,048,635
Capitalized amounts	182,861	445,611	158,028
Expenses amount	1,048,314	810,347	1,890,607
Future disbursement amount	2,120,483	617,221	1,520,333
Total Disbursements	3,351,658	1,873,179	3,568,968
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		1,873,179
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.HH [Member]
Environmental Expenses [Line Items]
Disbursements Amount	426,453	378,958	263,737
Expenses amount	426,453	378,958	263,737
Future disbursement amount	718,751	263,737
Total Disbursements	1,145,204	642,695	263,737
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		642,694
Enel Green Power Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	75,422	90,712	21,992
Expenses amount	75,422	90,712	21,992
Future disbursement amount	193,828		32,918
Total Disbursements	269,250	90,712	54,910
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		90,712
Enel Green Power Chile S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursements Amount	61,552	47,996
Expenses amount	61,552	47,996
Future disbursement amount	91,153
Total Disbursements	152,705	47,996
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		47,996
Enel Green Power Chile S.A. [Member] | Rent Or Vehicle Expenses [Member]
Environmental Expenses [Line Items]
Disbursements Amount	75,481	48,171
Expenses amount	75,481	48,171
Future disbursement amount	114,211
Total Disbursements	189,692	48,171
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		48,171
Enel Green Power Chile S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	13,234	214,493	189,321
Expenses amount	13,234	214,493	189,321
Future disbursement amount	109,770		355,550
Total Disbursements	123,004	214,493	544,871
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		214,493
Enel Green Power Chile S.A. [Member] | Technical Counterpart Environmental Studies [Member]
Environmental Expenses [Line Items]
Future disbursement amount			5,287
Total Disbursements			5,287
Enel Green Power Chile S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount	14,203	85,802	32,032
Expenses amount	14,203	85,802	32,032
Future disbursement amount	46,944		40,578
Total Disbursements	61,147	85,802	72,610
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		85,802
Enel Green Power Chile S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	22,316	75,483	6,500
Expenses amount	22,316	75,483	6,500
Future disbursement amount	195,796		14,319
Total Disbursements	218,112	75,483	20,819
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		75,483
Enel Green Power Chile S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount	65,043	6,743	8,066
Expenses amount	65,043	6,743	8,066
Future disbursement amount	110,887		31,591
Total Disbursements	175,930	6,743	39,657
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		6,743
Enel Green Power Chile S.A. [Member] | Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursements Amount	10,932	213,326	222,291
Expenses amount	10,932	213,326	222,291
Future disbursement amount	227,590		297,167
Total Disbursements	238,522	213,326	519,458
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		213,326
Enel Green Power Chile S.A. [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursements Amount	43,576	97,998
Expenses amount	43,576	97,998
Future disbursement amount	181,299
Total Disbursements	224,875	97,998
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		97,998
Enel Green Power Chile S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursements Amount	78,617	40,320
Expenses amount	78,617	40,320
Future disbursement amount	69,700
Total Disbursements	148,317	40,320
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		40,320
Enel Green Power Chile S.A. [Member] | Environment Travel [Member]
Environmental Expenses [Line Items]
Disbursements Amount	49,605	3,045	56,820
Expenses amount	49,605	3,045	56,820
Future disbursement amount	99,316		85,150
Total Disbursements	148,921	3,045	141,970
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		3,045
Enel Green Power Chile S.A. [Member] | Legal Requirements Contract [Member]
Environmental Expenses [Line Items]
Disbursements Amount	217,870
Expenses amount	217,870
Future disbursement amount	617,101
Total Disbursements	834,971
Enel Green Power Chile S.A. [Member] | Bird Collision Monitoring Contract [Member]
Environmental Expenses [Line Items]
Disbursements Amount	71,680
Expenses amount	71,680
Future disbursement amount	63,000
Total Disbursements	134,680
Geotermica del Norte SA [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	26,667	65,536	13,064
Expenses amount	26,667	65,536	13,064
Future disbursement amount	36,764		18,580
Total Disbursements	63,431	65,536	31,644
Geotermica del Norte SA [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursements Amount	5,589	3,780
Expenses amount	5,589	3,780
Future disbursement amount	5,378
Total Disbursements	10,967	3,780
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		12,865
Geotermica del Norte SA [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	277,126	290,803	313,280
Expenses amount	277,126	290,803	313,280
Future disbursement amount	406,915		339,170
Total Disbursements	684,041	290,803	652,450
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		3,780
Geotermica del Norte SA [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount	4,209	5,294	91
Expenses amount	4,209	5,294	91
Future disbursement amount	5,227		3,559
Total Disbursements	9,436	5,294	3,650
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		290,803
Geotermica del Norte SA [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	2,293	12,865
Expenses amount	2,293	12,865
Future disbursement amount	37,750
Total Disbursements	40,043	12,865
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		65,536
Geotermica del Norte SA [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		947	4,816
Expenses amount		947	4,816
Future disbursement amount	3,659		1,324
Total Disbursements	3,659	947	6,140
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		5,294
Geotermica del Norte SA [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursements Amount	31,411	2,677
Expenses amount	31,411	2,677
Total Disbursements	31,411	2,677
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		947
Geotermica del Norte SA [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursements Amount	8,150
Expenses amount	8,150
Future disbursement amount	10,950
Total Disbursements	19,100
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		2,677
Parque Eolico Talinay Oriente S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	6,496		39,521
Expenses amount	6,496		39,521
Future disbursement amount	7,841		31,508
Total Disbursements	14,337		71,029
Parque Eolico Talinay Oriente S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursements Amount	4,916	4,000
Expenses amount	4,916	4,000
Future disbursement amount	4,640
Total Disbursements	9,556	4,000
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		4,000
Parque Eolico Talinay Oriente S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount	39,093	53,384	76,595
Expenses amount	39,093	53,384	76,595
Total Disbursements	39,093	53,384	76,595
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		53,384
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount	1,949	3,801
Expenses amount	1,949	3,801
Future disbursement amount	5,227
Total Disbursements	7,176	3,801
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		3,801
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursements Amount	1,789		6,939
Expenses amount	1,789		6,939
Future disbursement amount	15,642		4,109
Total Disbursements	17,431		11,048
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Sanitation One [Member]
Environmental Expenses [Line Items]
Disbursements Amount			33,992
Expenses amount			33,992
Future disbursement amount			36,542
Total Disbursements			70,534
Parque Eolico Talinay Oriente S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount		250
Expenses amount		250
Future disbursement amount	1,830
Total Disbursements	1,830	250
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		250
Parque Eolico Talinay Oriente S.A. [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursements Amount	453
Expenses amount	453
Total Disbursements	453
Parque Eolico Talinay Oriente S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursements Amount	8,884	11,999
Expenses amount	8,884	11,999
Future disbursement amount	25,027
Total Disbursements	33,911	11,999
Prior Period Disbursement Amount Incurred And Expected To Be Incurred		$ 11,999
Parque Eolico Talinay Oriente S.A. [Member] | Treatment Plant Wastewater [Member]
Environmental Expenses [Line Items]
Disbursements Amount			2,087
Expenses amount			2,087
Total Disbursements			2,087
Parque Eolico Talinay Oriente S.A. [Member] | Bird Collision Monitoring Contract [Member]
Environmental Expenses [Line Items]
Disbursements Amount	41,476
Expenses amount	41,476
Total Disbursements	41,476
Enel Transmisin Chile S.A. [Member] | Vegetation Control In at Networks [Member]
Environmental Expenses [Line Items]
Disbursements Amount	102,015
Expenses amount	102,015
Future disbursement amount	142,081
Total Disbursements	244,096
Enel Transmisin Chile S.A. [Member] | Vegetation Control In at Networks One [Member]
Environmental Expenses [Line Items]
Disbursements Amount	223,178
Expenses amount	223,178
Total Disbursements	223,178
Enel Transmisin Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Disbursements Amount	59,999
Expenses amount	59,999
Future disbursement amount	81,570
Total Disbursements	141,569
Enel Transmisin Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Disbursements Amount	7,715
Expenses amount	7,715
Future disbursement amount	2,580
Total Disbursements	10,295
Enel Transmisin Chile S.A. [Member] | Environmental Management One [Member]
Environmental Expenses [Line Items]
Disbursements Amount	1,590
Expenses amount	1,590
Future disbursement amount	6,010
Total Disbursements	7,600
Enel Transmisin Chile S.A. [Member] | SILICA GEL REPLACEMENT IN POWER TRANSFORMERS [Member]
Environmental Expenses [Line Items]
Disbursements Amount	113
Expenses amount	113
Total Disbursements	$ 113
Almeyda Solar Spa [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Future disbursement amount			24,435
Total Disbursements			24,435
Almeyda Solar Spa [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursements Amount			63,736
Expenses amount			63,736
Future disbursement amount			64,160
Total Disbursements			127,896
Almeyda Solar Spa [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursements Amount			16,663
Expenses amount			16,663
Future disbursement amount			28,702
Total Disbursements			45,365
Almeyda Solar Spa [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursements Amount			8,149
Expenses amount			8,149
Future disbursement amount			12,795
Total Disbursements			$ 20,944